Long-term debt (Details) In Millions, unless otherwise specified												12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD		Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD		Dec. 31, 2013 Total U S Denominated Debentures And Notes [Member] USD ($)	Dec. 31, 2013 Total U S Denominated Debentures And Notes [Member] CAD	Dec. 31, 2012 Total U S Denominated Debentures And Notes [Member] CAD	Dec. 31, 2013 Total Debentures And Notes [Member] CAD	Dec. 31, 2012 Total Debentures And Notes [Member] CAD	Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2013 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] USD ($)		Dec. 31, 2013 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2012 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] USD ($)		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] USD ($)		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2012 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2013 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD		Dec. 31, 2012 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD		Dec. 31, 2013 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD		Dec. 31, 2012 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD		Dec. 31, 2013 Other Long Term Debt [Member] Commercial Paper [Member] CAD		Dec. 31, 2012 Other Long Term Debt [Member] Commercial Paper [Member] CAD		Dec. 31, 2013 Other Long Term Debt [Member] Proceeds From Accounts Receivable Securitization [Member] CAD		Dec. 31, 2012 Other Long Term Debt [Member] Proceeds From Accounts Receivable Securitization [Member] CAD
Debt Instrument [Line Items]
Interest rate												4.40%	[1],[2]	4.40%	[1],[2]			4.95%	[1],[2]	4.95%	[1],[2]			0.44%		0.44%				1.45%	[1],[2]	1.45%	[1],[2]			5.80%	[1],[2]	5.80%	[1],[2]			5.85%	[1],[2]	5.85%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			6.80%	[1],[2]	6.80%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			2.85%	[1],[2]	2.85%	[1],[2]			2.25%	[1],[2]	2.25%	[1],[2]			6.90%	[1],[2]	6.90%	[1],[2]			6.25%	[1],[2]	6.25%	[1],[2]			6.20%	[1],[2]	6.20%	[1],[2]			7.63%	[1]	7.63%	[1]			7.38%	[1],[2]	7.38%	[1],[2]			6.38%	[1],[2]	6.38%	[1],[2]			3.50%	[1],[2]	3.50%	[1],[2]			4.50%	[1],[2]	4.50%	[1],[2]			6.71%	[1],[2]	6.71%	[1],[2]			5.00%	[1]	5.00%	[1]			7.70%	[1]	7.70%	[1]
Non-Interest Bearing																																																																																																																																																Non-interest bearing
Term of Issuance												10	[1],[2]	10	[1],[2]			6	[1],[2]	6	[1],[2]			2	[1],[3]	2	[1],[3]			5	[1],[2]	5	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			20	[1],[2]	20	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1]	30	[1]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]									99	[1]	99	[1]			100	[1]	100	[1]			90	[4]
Maturity Date of Long-term debt												Mar. 15, 2013	[1],[2]	Mar. 15, 2013	[1],[2]			Jan. 15, 2014	[1],[2]	Jan. 15, 2014	[1],[2]			Nov. 06, 2015	[1],[4]	Nov. 06, 2015	[1],[4]			Dec. 15, 2016	[1],[2]	Dec. 15, 2016	[1],[2]			Jun. 01, 2016	[1],[2]	Jun. 01, 2016	[1],[2]			Nov. 15, 2017	[1],[2]	Nov. 15, 2017	[1],[2]			May 15, 2018	[1],[2]	May 15, 2018	[1],[2]			Jul. 15, 2018	[1],[2]	Jul. 15, 2018	[1],[2]			Mar. 01, 2019	[1],[2]	Mar. 01, 2019	[1],[2]			Dec. 15, 2021	[1],[2]	Dec. 15, 2021	[1],[2]			Nov. 15, 2022	[1],[2]	Nov. 15, 2022	[1],[2]			Jul. 15, 2028	[1],[2]	Jul. 15, 2028	[1],[2]			Aug. 01, 2034	[1],[2]	Aug. 01, 2034	[1],[2]			Jun. 01, 2036	[1],[2]	Jun. 01, 2036	[1],[2]			May 15, 2023	[1]	May 15, 2023	[1]			Oct. 15, 2031	[1],[2]	Oct. 15, 2031	[1],[2]			Nov. 15, 2037	[1],[2]	Nov. 15, 2037	[1],[2]			Nov. 15, 2042	[1],[2]	Nov. 15, 2042	[1],[2]			Nov. 07, 2043	[1],[2]	Nov. 07, 2043	[1],[2]			Jul. 15, 2036	[1],[2]	Jul. 15, 2036	[1],[2]			Dec. 01, 2056	[1]	Dec. 01, 2056	[1]			Sep. 15, 2096	[1]	Sep. 15, 2096	[1]			Jul. 14, 2094	[4]
Outstanding US dollar denominated amount							$ 6,157	6,549	5,927			$ 0	[1],[2]					$ 325	[1],[2]					$ 350	[1],[3]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 325	[1],[2]					$ 200	[1],[2]					$ 550	[1],[2]					$ 400	[1],[2]					$ 250	[1],[2]					$ 475	[1],[2]					$ 500	[1],[2]					$ 450	[1],[2]					$ 150	[1]					$ 200	[1],[2]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 7	[1]					$ 125	[1]
Debt instrument principal outstanding balance														0	[1],[2]	398	[1],[2]			346	[1],[2]	323	[1],[2]			372	[1],[3]	0	[1],[3]			319	[1],[2]	298	[1],[2]			266	[1],[2]	249	[1],[2]			266	[1],[2]	249	[1],[2]			346	[1],[2]	323	[1],[2]			213	[1],[2]	199	[1],[2]			585	[1],[2]	547	[1],[2]			425	[1],[2]	398	[1],[2]			266	[1],[2]	249	[1],[2]			505	[1],[2]	473	[1],[2]			532	[1],[2]	498	[1],[2]			479	[1],[2]	448	[1],[2]			159	[1]	149	[1]			213	[1],[2]	199	[1],[2]			319	[1],[2]	298	[1],[2]			266	[1],[2]	249	[1],[2]			266	[1],[2]	0	[1],[2]			266	[1],[2]	249	[1],[2]			7	[1]	7	[1]			133	[1]	124	[1]					783	[5]	985	[5]	273	[6],[7]	0	[6],[7]	250	[8]	0	[8]
Debt instrument principal outstanding before unamortized discount		8,697			7,754
Net unamortized discount		857			854
Total debt		7,840	[9]		6,900	[9]				7,391	6,769																																																																																																																																					842	[4]	842	[4]
Current portion of long-term debt		1,021			577
Total long-term debt		6,819			6,323
Discounted Debt [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note																																																																																																																																																9
Imputed interest rate on non-interest bearing 90 year subordinated note																																																																																																																																																5.75%
Discount included in the net unamortized discount for the non-interest bearing 90 year subordinated note																																																																																																																																																833
Aggregate amount of US denominated debt payable in US dollars	6,730	7,158		6,690	6,656
Aggregate amount of US denominated debt relating to capital leases and other debt payable in US dollars	$ 573			$ 733

[1]	A. The Company’s debentures, notes and revolving credit facility are unsecured.
[2]	B. These debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
[3]	C. These floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.20%. The interest rate as at December 31, 2013 was 0.44%.
[4]	D. The Company records these notes as a discounted debt of $9 million, using an imputed interest rate of 5.75%. The discount of $833 million is included in the net unamortized discount.
[5]	H. During 2013, the Company recorded $44 million in assets it acquired through equipment leases ($94 million in 2012), for which an equivalent amount was recorded in debt. Interest rates for capital lease obligations range from approximately 0.7% to 8.5% with maturity dates in the years 2014 through 2037. The imputed interest on these leases amounted to $209 million as at December 31, 2013 and $249 million as at December 31, 2012. The capital lease obligations are secured by properties with a net carrying amount of $779 million as at December 31, 2013 and $1,021 million as at December 31, 2012.
[6]	F. The Company has a commercial paper program, which is backed by its revolving credit facility, enabling it to issue commercial paper up to a maximum aggregate principal amount of $800 million, or the US dollar equivalent. As at December 31, 2013, the Company had total borrowings of $273 million presented in Current portion of long-term debt on the Consolidated Balance Sheet (nil as at December 31, 2012). The weighted-average interest rate on these borrowings was 1.14%. The Company presents issuances and repayments of commercial paper in the Consolidated Statement of Cash Flows, all of which have a maturity less than 90 days, on a net basis. The following table presents the gross issuances and repayments of commercial paper:
[7]	E. The Company has an $800 million revolving credit facility agreement with a consortium of lenders. On March 22, 2013, the agreement was amended to extend the term to May 5, 2018. The agreement allows for an increase in the facility amount, up to a maximum of $1.3 billion, as well as the option to extend the term by an additional year at each anniversary date, subject to the consent of individual lenders. The credit facility, containing customary terms and conditions, is available for general corporate purposes, including back-stopping the Company’s commercial paper program, and provides for borrowings at various interest rates, including the Canadian prime rate, bankers’ acceptance rates, the U.S. federal funds effective rate and the LIBOR, plus applicable margins. The credit facility agreement has one financial covenant, which limits debt as a percentage of total capitalization, and with which the Company is in compliance. As at December 31, 2013 and December 31, 2012, the Company had no outstanding borrowings under its revolving credit facility and there were no draws during the years ended December 31, 2013 and 2012.
[8]	G. On December 20, 2012, the Company entered into a three-year agreement, commencing on February 1, 2013, to sell an undivided co-ownership interest in a revolving pool of accounts receivable to unrelated trusts for maximum cash proceeds of $450 million. The trusts are multi-seller trusts and the Company is not the primary beneficiary. Funding for the acquisition of these assets is customarily through the issuance of asset-backed commercial paper notes by the unrelated trusts. The Company has retained the responsibility for servicing, administering and collecting the receivables sold. The average servicing period is approximately one month. Subject to customary indemnifications, each trust’s recourse is limited to the accounts receivable transferred. The Company is subject to customary reporting requirements for which failure to perform could result in termination of the program. In addition, the program is subject to customary credit rating requirements, which if not met, could also result in termination of the program. The Company monitors the reporting requirements and is currently not aware of any trends, events or conditions that could cause such termination. The accounts receivable securitization program provides the Company with readily available short-term financing for general corporate use. In the event the program is terminated before its scheduled maturity, the Company expects to meet its future payment obligations through its various sources of financing including its revolving credit facility and commercial paper program, and/or access to capital markets. The Company accounts for its accounts receivable securitization program under ASC 860, Transfers and Servicing. Based on the structure of the program, the Company accounts for the proceeds as a secured borrowing. As such, as at December 31, 2013, the Company recorded $250 million of proceeds received under the accounts receivable securitization program in the Current portion of long-term debt on the Consolidated Balance Sheet at a weighted-average interest rate of 1.18% which is secured by and limited to $281 million of accounts receivable.
[9]	See Note 17 - Financial instruments, for the fair value of debt.